BETTER 10Q - UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOW - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Cash Flows from Operating Activities:
Net income (loss)	$ (135,408)	$ (399,252)	$ (888,802)	$ (301,128)
Adjustments to reconcile net loss to net cash (used in)/provided by operating activities:
Depreciation of property and equipment	3,538	7,586	13,674	7,647
Impairments	5,257	72,694	145,178	0
Amortization of internal use software and other intangible assets	18,763	17,091	35,368	19,573
Non-cash interest and amortization of debt issuance costs and discounts	476	133,428	273,048	19,592
Other non-cash adjustments	(733)	889
Change in fair value of convertible preferred stock warrants	(266)	(20,411)	(28,901)	32,790
Change in fair value of bifurcated derivative	(1,064)	(277,777)	(236,603)	0
Stock-based compensation	12,354	20,048	38,557	55,215
(Recovery of) Provision for loan repurchase reserve	(688)	12,709	33,518	13,780
Change in fair value of derivatives	(260)	6,506	5,695	7,744
Change in fair value of mortgage loans held for sale	32,185	63,545	54,266	67,678
Change in operating lease of right-of-use assets	4,013	5,492	8,791	24,752
Change in operating assets and liabilities:
Originations of mortgage loans held for sale	(1,705,817)	(8,796,615)	(10,508,885)	(51,280,393)
Proceeds from sale of mortgage loans held for sale	1,627,652	10,081,927	12,035,915	51,791,633
Operating lease obligations	(8,675)	(7,307)	(13,608)	(11,742)
Other receivables, net	1,255	24,488	37,878	(11,149)
Prepaid expenses and other assets	3,898	(16,588)	(2,941)	(60,442)
Accounts payable and accrued expenses	18,667	(24,152)	(40,557)	(7,958)
Escrow payable	(2,871)	(1,759)	(3,554)	(14,594)
Other liabilities	(14,978)	959	(19,814)	11,895
Net cash (used in)/provided by operating activities	(142,702)	903,501	938,223	361,215
Cash Flows from Investing Activities:
Purchase of property and equipment	(81)	(8,445)	(11,735)	(15,722)
Proceeds from sale of property and equipment	520	0	4,473	0
Capitalization of internal use software	(6,207)	(16,880)	(23,548)	(52,926)
Acquisitions of businesses, net of cash acquired	(12,713)	0	(3,847)	(5,074)
Deferred acquisition consideration	0	(3,847)
Maturities of short-term investments	7,658	0
Purchase of short-term investments	(31,812)	0
Net cash used in investing activities	(42,635)	(29,172)	(34,657)	(68,703)
Cash Flows from Financing Activities:
Borrowings on warehouse lines of credit	1,621,645	8,496,534	10,131,559	50,500,028
Repayments of warehouse lines of credit	(1,619,213)	(9,778,851)	(11,655,427)	(51,040,074)
Repayments on finance lease liabilities	(205)	(538)	(1,122)	(955)
Net increase (decrease) in customer deposits	(1,281)	0
Repayments on corporate line of credit	(22,847)	(5,000)	(5,000)	0
Payment of debt issuance costs	(3,361)	0	0	(425)
Proceeds from (repayments of) stock options exercised not vested	0	(2,887)	0	2,825
Repurchase or cancellation of common stock	(224)	(1,483)	(7,169)	(5,648)
Net cash provided by (used in) financing activities	(25,486)	(1,292,225)	(1,537,100)	304,542
Effects of currency translation on cash, cash equivalents, and restricted cash	(309)	(609)	725	35
Net Change in Cash	(211,132)	(418,505)	(632,809)	597,089
Cash - Beginning of period	346,065	978,874	978,874	381,785
Cash - End of period	134,933	560,369	346,065	978,874
Cash, Cash Equivalents, Restricted Cash, and Restricted Cash Equivalents [Abstract]
Cash and cash equivalents	109,922	523,932	317,959	938,319
Restricted cash	25,011	36,437	28,106	40,555
Total cash, cash equivalents and restricted cash, end of period	134,933	560,369	346,065	978,874
Supplemental Disclosure of Cash Flow Information:
Interest paid	5,746	18,520	13,069	78,809
Income taxes (refunded)/ paid	(6,123)	1,333	1,828	35,774
Non-Cash Investing and Financing Activities:
Capitalized stock-based compensation costs	1,371	2,190	4,051	8,972
Vesting of stock options early exercised in prior periods	1,855	10,058	16,383	1,154
Vesting of common stock issued via notes receivable from stockholders	2,354	9,770	15,267	38,268
Acquisition earnout	$ 3,430	$ 0	$ 0	$ 3,875